Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Assets
Cash	$ 247,983	$ 132,242	$ 87,726
Securities (note 4)	153,026	167,940	182,944
Loans, net of allowance for credit losses (note 5)	4,049,449	3,850,404	3,661,672
Other assets (note 6)	65,978	51,024	48,503
Assets	4,516,436	4,201,610	3,980,845
Liabilities and Shareholders' Equity
Deposits	3,821,185	3,533,366	3,328,017
Subordinated notes payable (note 7)	101,641	106,850	101,585
Other liabilities (note 8)	184,625	184,236	186,200
Liabilities	4,107,451	3,824,452	3,615,802
Shareholders' equity:
Share capital (note 9)	228,471	228,471	228,191
Contributed surplus	2,789	2,513	2,339
Retained earnings	177,584	146,043	134,461
Accumulated other comprehensive income	141	131	52
Equity	408,985	377,158	365,043
Equity and liabilities	$ 4,516,436	$ 4,201,610	$ 3,980,845